Staff Costs - Disclosure of Employee Benefit Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff Costs [Line Items]
Share-based payments	£ 3,900	£ 4,900	£ 6,700
Total employee benefit expense	10,819	12,353	12,832
Research and Development Expenses
Staff Costs [Line Items]
Wages and salaries	4,530	4,893	3,931
Social security costs	516	569	465
Pension costs	210	213	189
Share-based payments	2,551	3,125	3,833
Total employee benefit expense	7,807	8,800	8,418
Administrative Expenses
Staff Costs [Line Items]
Wages and salaries	1,500	1,587	1,407
Social security costs	160	155	136
Pension costs	46	46	40
Share-based payments	1,306	1,765	2,831
Total employee benefit expense	£ 3,012	£ 3,553	£ 4,414